Patent Licenses - Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015 (remaining three months)	$ 26
2015		$ 62
2016	83	62
2017	83	62
2018	83	62
2019	50	29
Thereafter	2,750	2,473
Total	$ 3,075	$ 2,750